Short-term loan payable (Details Narrative) - Lead Lender [Member] - USD ($) $ in Thousands		1 Months Ended
	Nov. 05, 2024	Jun. 20, 2025	Apr. 15, 2025
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Short-term loan payable	$ 594		$ 870
Net of fees paid	66	$ 147	87
Weekly payments	$ 31		$ 37
Maturity date	Jun. 19, 2025	Feb. 27, 2026	Dec. 18, 2025
Effective interest rate	292.82%	206%	250.67%
Default rate	5.00%	5.00%	5.00%
Pay off the loan	The Company may pay off the loan 30 days after funding for $792 thousand and 60 days after funding for $858 thousand.	The Company has made repayments totaling $45 thousand during the six months ended June 30, 2025.
Proceeds from short-term		$ 221	$ 443